Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	LKCM Funds
Central Index Key	dei_EntityCentralIndexKey	0000918942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
LKCM Small-Mid Cap Equity Fund (First Prospectus Summary) | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSMX
LKCM Small Cap Equity Fund (First Prospectus Summary) | LKCM Small Cap Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSCX
LKCM Equity Fund (First Prospectus Summary) | LKCM Equity Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKEQX
LKCM Balanced Fund (Prospectus Summary) | LKCM Balanced Fund | LKCM Balanced Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKBAX
LKCM Fixed Income Fund (Prospectus Summary) | LKCM Fixed Income Fund | LKCM Fixed Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKFIX
LKCM Small Cap Equity Fund (Second Prospectus Summary) | LKCM Small Cap Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSAX
LKCM Small-Mid Cap Equity Fund (Second Prospectus Summary) | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKSDX
LKCM Equity Fund (Second Prospectus Summary) | LKCM Equity Fund | Adviser Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKEAX
LKCM Aquinas Small Cap Fund (Prospectus Summary) | LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQBLX
LKCM Aquinas Value Fund (Prospectus Summary) | LKCM Aquinas Value Fund | LKCM Aquinas Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQEIX
LKCM Aquinas Growth Fund (Prospectus Summary) | LKCM Aquinas Growth Fund | LKCM Aquinas Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AQEGX